SCHEDULE OF REVENUE INFORMATION ABOUT MAJOR CUSTOMERS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 45,804,377	$ 20,440,683	$ 3,615,137
Customer A [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		0.10%	66.40%
Revenue		$ 20,000	$ 2,398,888
Customer B [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue			14.20%
Revenue			$ 511,602
Customer C [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	15.20%	66.50%
Revenue	$ 6,968,663	$ 13,595,846	$ 101,985
Customer D [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		12.50%	2.80%
Revenue		$ 2,549,151
Customer E [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	20.40%
Revenue	$ 9,350,021
Customer F [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	15.40%
Revenue	$ 7,052,000